Goodwill - Schedule of Illustrates the FV of the Assets and Liabilities (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Fair value of identical assets and liabilities as of acquisition date
Cash	$ 757
Receivables	8,392
Payables	(6,881)
Net assets at acquisition	2,268
less:
Foreign currency exchange loss	(24,677)
Less:
Non-controlling interest	(20,202)
Total consideration paid for acquisition	(2,000,000)
Goodwill, beginning balance	2,042,611
Foreign currency exchange effect	49,801
Goodwill, ending balance	$ 2,092,412